SHARE-BASED COMPENSATION (Details) (USD $)	1 Months Ended			12 Months Ended				0 Months Ended						12 Months Ended	0 Months Ended															12 Months Ended			0 Months Ended							12 Months Ended
	May 31, 2010	Nov. 30, 2008	Mar. 31, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 26, 2006	Feb. 28, 2010 Options granted on February 28, 2010	Feb. 28, 2010 Options granted on February 28, 2010 Awards vesting on the first anniversary	Nov. 02, 2010 Options granted on May 18, 2010	Jul. 06, 2010 Options granted on May 18, 2010	May 18, 2010 Options granted on May 18, 2010	Aug. 16, 2010 Options granted on August 16, 2010	Dec. 31, 2010 Options granted on August 16, 2010	Aug. 16, 2010 Options granted on August 16, 2010 with an exercise price of US$ 2.66 per share	Aug. 16, 2010 Options granted on August 16, 2010 with an exercise price of US$ 1.47 per share	Aug. 16, 2010 First portion of options granted on August 16, 2010	Aug. 16, 2010 First portion of options granted on August 16, 2010 Awards vesting on the first anniversary	Aug. 16, 2010 Remaining portion of options granted on August 16, 2010	Aug. 16, 2010 Remaining portion of options granted on August 16, 2010 Awards vesting on the first anniversary	Aug. 16, 2010 Remaining portion of options granted on August 16, 2010 Awards vesting on the second anniversary	Dec. 17, 2010 Options granted on December 17, 2010	Dec. 17, 2010 Options granted on December 17, 2010 Awards vesting on the first anniversary	Apr. 07, 2011 Options granted on April 7, 2011	Apr. 15, 2011 Options granted on April 15, 2011 with an exercise price of US$ 1.25 per share	Apr. 15, 2011 Options granted on April 15, 2011 with an exercise price of US$ 1.25 per share Awards vesting on the first anniversary	Apr. 15, 2011 Options granted on April 15, 2011 with an exercise price of US$ 1.25 per share Awards vesting on the second anniversary	Apr. 15, 2011 Options granted on April 15, 2011 with an exercise price of US$ 3.75 per share	Sep. 01, 2011 2011 repricing date	Dec. 31, 2011 2011 repricing date	Sep. 01, 2011 2011 repricing date Minimum	Sep. 01, 2011 2011 repricing date Maximum	Oct. 01, 2011 Options granted on October 1, 2011	Jan. 31, 2012 Options granted on January 31, 2012	Jan. 31, 2012 Options granted on January 31, 2012 Awards vesting on the first anniversary	Jan. 31, 2012 Options granted on January 31, 2012 Awards vesting on the second anniversary	Jan. 31, 2012 Options granted on January 31, 2012 Awards vesting after the second anniversary	Jul. 11, 2012 Options granted on July 11, 2012	Dec. 15, 2012 2012 repricing date	Dec. 31, 2012 2012 repricing date
SHARE-BASED COMPENSATION
Number of ordinary shares authorized under the plan				23,498,012			10,872,000
Number of additional ordinary shares authorized	4,000,000	5,426,012	3,200,000
Stock split ratio	4
Number of shares granted				14,835,328				140,000				600,000	2,400,000		2,360,000	4,000	60,000		40,000			150,000		240,000	320,000			1,052,000					800,000	752,000				200,000
Exercise price of options granted (in dollars per share)								$ 1.47				$ 1.29			$ 2.66	$ 1.47						$ 2.50			$ 1.25			$ 3.75					$ 0.75	$ 0.245
Percentage of awards vesting after the first anniversary over the specified period																																			20.00%
Percentage of award vesting									25.00%	50.00%	50.00%							25.00%		20.00%			33.33%			50.00%	50.00%
Vesting period																	4 years		4 years
Percentage of awards vesting each quarter after the first anniversary over the specified period								6.25%									6.25%				5.00%	8.33%
Percentage of awards vesting each quarter after the second anniversary over the specified period																			7.50%																	5.00%	7.50%
Period after the first anniversary during which award vests quarterly								3 years									3 years					2 years
Period after the second anniversary during which award vests quarterly																			2 years																		2 years
Contractual life from the date of grant								8 years				8 years	1 year				8 years		8 years			8 years		8 years	8 years			8 years					4 years	8 years				4 years
Options vested (in shares)														2,300,000
Net revenues achieved, based on which options are vested														$ 176,400,000
Number of granted shares affected due to amendment of the terms to reduce the exercise price																													21,013,820										13,883,328
Exercise price of outstanding options (in dollars per share)				$ 0.12	$ 0.20																										$ 0.0025	$ 0.245
Incremental share-based compensation recognized																														15,092,000										1,522,000
Remaining Share-based compensation expense recognized				$ 4,441,000	$ 19,366,000	$ 2,924,000																								$ 13,221,000										$ 1,408,000